SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11.	SUBSEQUENT EVENTS

On November 28, 2012, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Mid-Wisconsin Financial Services, Inc. (“MWFS”), the holding company of Mid-Wisconsin Bank. Pursuant to the terms of the Merger Agreement, MWFS will be merged with and into Nicolet Bankshares, Inc. with Nicolet Bankshares, Inc. surviving the merger. After the merger, Mid-Wisconsin Bank will be merged with and into Nicolet National Bank with Nicolet National Bank surviving the merger. The transactions contemplated by the Merger Agreement are expected to be completed in the second quarter of 2013 and are contingent on customary conditions, including regulatory approval and the approval of the shareholders of both the Company and MWFS.

Under the terms of the Merger Agreement, MWFS shareholders will receive 0.3727 shares of Nicolet Bankshares, Inc. common stock, except in certain limited circumstances outlined in the Merger Agreement, which include, among other instances, cash in lieu of shares for fractional shares or for certain MWFS shareholders who own a small number of shares of MWFS common stock, all as defined or adjusted pursuant to the terms of the Merger Agreement. As a condition of the merger, MWFS shall have redeemed by the closing of the merger its preferred stock (issued to the UST by MWFS as part of its participation in the CPP with par value of $10.5 million) plus all accrued and unpaid dividends thereon; or if such redemption is not permitted by regulatory authorities for MWFS, the redemption of such stock by the Company for a maximum payment of $12.0 million.

NOTE 19. SUBSEQUENT EVENTS

On November 28, 2012, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Mid-Wisconsin Financial Services, Inc. (“MWFS”), the holding company of Mid-Wisconsin Bank. Pursuant to the terms of the Merger Agreement, MWFS will be merged with and into Nicolet Bankshares, Inc. with Nicolet Bankshares, Inc. surviving the merger. After the merger, Mid-Wisconsin Bank will be merged with and into Nicolet National Bank with Nicolet National Bank surviving the merger. The transactions contemplated by the Merger Agreement are expected to be completed in the second quarter of 2013 and are contingent on customary conditions, including regulatory approval and the approval of the shareholders of both the Company and MWFS.

Under the terms of the Merger Agreement, MWFS shareholders will receive 0.3727 shares of Nicolet Bankshares, Inc. common stock, except in certain limited circumstances outlined in the Merger Agreement, which include, among other instances, cash in lieu of shares for fractional shares or for certain MWFS shareholders who own a small number of shares of MWFS common stock, all as defined or adjusted pursuant to the terms of the Merger Agreement. As a condition of the merger, MWFS shall have redeemed by the closing of the merger its preferred stock (issued to the UST by MWFS as part of its participation in the CPP with par value of $10.5 million) plus all accrued and unpaid dividends thereon;

or if such redemption is not permitted by regulatory authorities for MWFS, the redemption of such stock by the Company for a maximum payment of $12.0 million.